Convertible Redeemable Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Redeemable Preferred Shares and Warrants
Schedule of the issuances of convertible redeemable preferred shares

Series	Issuance Date	Shares Issued	Issue Price per Share	Proceeds from Issuance
			RMB	RMB
Pre-A(1)	July 21, 2017	50,000,000	RMB2.00	100,000
A-1	July 4, 2016	129,409,092	RMB6.03	780,000
A-2	July 21, 2017	126,771,562	RMB7.89	1,000,000
A-3	September 5, 2017	65,498,640	RMB9.47	620,000
B-1	November 28, 2017	115,209,526	RMB13.11	1,510,000
B-2	June 6, 2018	55,804,773	RMB14.16	790,000
B-3(2)	January 7/July 2, 2019	119,950,686	RMB14.16	1,701,283
C(3)	July 2/December 2,2019/January 23, 2020	267,198,535	US$2.23/ US$1.89	3,626,924
D	July 1, 2020	231,758,541	US$2.64/ US$2.35	3,851,034
(1)	Upon the issuance of Series A-2 Preferred Shares, Series Pre-A Ordinary Shares were re-designated to Series Pre-A Preferred Shares (see Note 21).
(2)	Including 11,873,086 Series B-3 Preferred Shares converted from the convertible promissory notes issued by the Company in January 2019. The Series B-3 Preferred Shareholders and convertible promissory notes holders were granted:
a)	the right to obtain additional shares to be issued in the next round of new financing for free to keep their shareholding percentage (or as converted shareholding percentage for convertible promissory notes holders) unchanged (the “Series B-3 Anti-Dilution Warrant”); and
b)	the right to acquire additional shares to be issued in next two rounds of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in their Series B-3 Preferred Shares and convertible promissory notes (the “Series B-3 Additional Warrant”).

22. Convertible Redeemable Preferred Shares and Warrants (Continued)

(3)	Including 78,334,557 shares of Series C Preferred Shares issued upon the exercise of the Series B-3 Additional Warrant by certain Series B-3 Shareholders and all convertible promissory notes holders at a cash exercise price of RMB1,022,045, or RMB13.02 per share. The leading investor of Series C Preferred Shareholders was granted the right to acquire additional shares to be issued in next round of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in Series C Preferred Shares (the “Series C Additional Warrant”). All non-refundable cash considerations for the issuance of Series C Preferred Shares, including 4,109,127 shares registered subsequently on January 3, 2020, were received in full as of December 31, 2019 and accordingly all shares are considered issued and outstanding from accounting perspective.

On January 23, 2020, 18,916,548 shares of Series C Preferred Shares were issued upon the exercise of the Series B-3 Anti-Dilution Warrant.

Schedule of movement of the warrants and conversion feature derivative liabilities

	Warrants	Derivative
	Liabilities	Liabilities	Total
Balance at January 1, 2020	351,750	1,296,940	1,648,690
Issuance	—	328,461	328,461
Fair value change	(46,812)	(225,515)	(272,327)
Exercise	(305,333)	(1,400,670)	(1,706,003)
Translation to reporting currency	395	784	1,179
Balance at December 31, 2020	—	—	—

Schedule of convertible redeemable preferred shares activities

	Series Pre‑A		Series A‑1		Series A‑2		Series A‑3		Series B‑1		Series B‑2		Series B‑3		Series C		Series D		Total
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)	of shares	(RMB)
Balances as of January 1, 2020	50,000,000	434,886	129,409,092	980,949	126,771,562	1,074,959	65,498,640	619,770	115,209,526	1,347,607	55,804,773	710,303	119,950,686	1,551,080	248,281,987	3,536,108	—	—	910,926,266	10,255,662
Exercise of Series B-3 Anti-Dilution Warrant	—	—	—	—	—	—	—	—	—	—	—	—	—	—	18,916,548	305,333	—	—	18,916,548	305,333
Bifurcation of conversion feature	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(81,082)	—	—	—	(81,082)
Issuance of preferred shares-Series D	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	231,758,541	3,603,655	231,758,541	3,603,655
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	34,229	—	63,363	—	46,738	—	136,567	—	64,859	—	80,635	—	178,007	—	46,792	—	651,190
Effect of exchange rate changes on preferred shares	—	(858)	—	(1,746)	—	(1,770)	—	(964)	—	(1,899)	—	(1,040)	—	(2,613)	—	28	—	—	—	(10,862)
Conversion of preferred shares to ordinary shares	(50,000,000)	(434,028)	(129,409,092)	(1,013,432)	(126,771,562)	(1,136,552)	(65,498,640)	(665,544)	(115,209,526)	(1,482,275)	(55,804,773)	(774,122)	(119,950,686)	(1,629,102)	(267,198,535)	(3,938,394)	(231,758,541)	(3,650,447)	(1,161,601,355)	(14,723,896)
Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—